Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Share

The following table sets forth the computation of basic and diluted (loss) earnings per share for the years ended December 31, 2024 and 2023 and for the for the period from its inception on November 8, 2022 through December 31, 2022:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Net income (loss) attributable to TOYO Co., Ltd’s shareholders	$40,614,170	$9,889,155	$(186,839)
Less: Net income attributable to holders of earnout shares	7,086,765	-	-
Net income (loss) attributable to TOYO Co., Ltd’s ordinary shareholders	$33,527,405	$9,889,155	$(186,839)
Weighted average number of ordinary share outstanding – basic and diluted	30,751,424	41,000,000	41,000,000
Earnings (loss) per share – basic and diluted	$1.09	$0.24	$(0.00)